Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2020
Related party disclosures
Summary of arm's length transactions with related parties

	March 31,
	2018	2019	2020
Significant Influence
Rendering of services	6,910	—	—
Group Companies of entities having significant influence
Rendering of services	169,342	405	—
Advertisement expense	5,247	—	(300)
Interest expense	4,428	1,716	(6,400)
Communication expense	11,491	489	698
Legal and professional fees	5,497	—	—
Insurance expense	6	—	—
Recovery of expenses	103	196	944
Loan given	7,500	22,500	4,200
Interest income	78	1,824	4,810
Commission expense	—	—	45

	March 31,
	2019	2020

Group Companies of entities having significant influence
Trade payable	15,517	9,364
Trade receivable	4,280	3,808
Joint venture company
Prepayment and Other asset	30,385	34,200
Other current financial assets	1,642	—
Trade receivable	—	7,993
Investment in shares	—	3,500

Schedule of key management compensation

	March 31,
	2018	2019	2020
Short-term employee benefits	47,369	50,830	46,342
Contributions to defined contribution plans	22	22	180
Profit linked bonus	8,790	7,271	18,487
Directors Sitting fee's	9,947	8,587	8,886
Share based payment	447,848	179,884	2,277
Total compensation paid to key management personnel	513,976	246,593	76,172

Schedule of Directors' loan and advances

			Repayment/
	Interest	Advances	settlement of
Year ended	income	given	advances	Receivable
March 31, 2020	—	113	113	—
March 31, 2019	—	342	342	—